Securitisations and Covered Bonds - Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme (Details) £ in Millions	6 Months Ended
	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 GBP (£)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 GBP (£)	Dec. 31, 2022 EUR (€)	Jun. 30, 2022 EUR (€)
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount	£ 208,441			£ 176,472
Euro 35bn Global Covered Bond Programme
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Notional amount | €			€ 35,000,000,000		€ 35,000,000,000	€ 35,000,000,000
Internal issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	1,218	£ 0
Internal and external redemptions	35	76
External issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	2,800	4,182
Internal and external redemptions	1,166	1,147
Holmes | Mortgage-backed master trust structures | Internal issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	118	0
Internal and external redemptions	30	42
Holmes | Mortgage-backed master trust structures | External issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	750	0
Internal and external redemptions	142	114
Fosse | Mortgage-backed master trust structures | Internal issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	34
Fosse | Mortgage-backed master trust structures | External issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	185
Motor | Other asset-backed securitisation structure | Internal issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	0
Motor | Other asset-backed securitisation structure | External issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	7	21
Repton | Other asset-backed securitisation structure | Internal issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	0	0
Internal and external redemptions	0	0
Repton | Other asset-backed securitisation structure | External issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	550	0
Internal and external redemptions	0	0
Euro 35bn Global Covered Bond Programme | Covered bond programme | Internal issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	1,100	0
Internal and external redemptions	5	0
Euro 35bn Global Covered Bond Programme | Covered bond programme | External issuances
Issuances And Redemptions Of Securitisation And Covered Bond [Line items]
Internal and external issuances	1,500	4,182
Internal and external redemptions	£ 1,017	£ 827